Note 11 - Accounts Payable, Trade (Details) - Accounts Payable, Trade - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 11 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	$ 15,149	$ 14,210
Suppliers [Member]
Note 11 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	3,177	3,751
Shipyards [Member]
Note 11 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	346	223
Insurers [Member]
Note 11 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	824	697
Agents [Member]
Note 11 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	714	650
Other Creditors [Member]
Note 11 - Accounts Payable, Trade (Details) - Accounts Payable, Trade [Line Items]
Accounts payable, trade	$ 10,088	$ 8,889